Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Financial Segment Information

	United States	Canada	Egypt(1)	North Sea	Other International	Total(1)
	(In millions)
2015
Oil and gas production revenues	$2,637	$498	$2,095	$1,280	$—	$6,510
Operating Expenses:
Depreciation, depletion, and amortization	1,558	301	927	514	—	3,300
Exploration	2,145	231	154	237	4	2,771
Asset retirement obligation accretion	28	43	—	74	—	145
Lease operating expenses	739	244	522	349	—	1,854
Gathering and transportation	68	89	45	9	—	211
Taxes other than income	184	26	9	63	—	282
Impairments	6,266	1,593	1,255	211	147	9,472
Operating Income (Loss)	$(8,351)	$(2,029)	$(817)	$(177)	$(151)	(11,525)
Other Income (Expense):
Gain (loss) on divestitures, net						281
Other						98
General and administrative						(380)
Transaction, reorganization, and separation						(132)
Financing costs, net						(511)
Net Loss From Continuing Operations Before Income Taxes						$(12,169)
Net Property and Equipment	$11,753	$2,074	$3,712	$3,263	$36	$20,838
Total Assets	$12,782	$2,225	$6,165	$4,280	$48	$25,500
Additions to Net Property and Equipment	$2,099	$403	$862	$715	$27	$4,106

	United States	Canada	Egypt(1)	North Sea	Other International	Total(1)
	(In millions)
2014
Oil and gas production revenues(2)	$5,744	$1,092	$3,643	$2,316	$—	$12,795
Operating Expenses:
Depreciation, depletion, and amortization	2,408	439	872	807	—	4,526
Exploration	2,113	162	112	119	(7)	2,499
Asset retirement obligation accretion	43	39	—	72	—	154
Lease operating expenses	921	384	499	434	—	2,238
Gathering and transportation	93	123	40	17	—	273
Taxes other than income	350	31	11	185	—	577
Impairments	2,622	2,412	173	1,895	—	7,102
Operating Income (Loss)(2)	$(2,806)	$(2,498)	$1,936	$(1,213)	$7	(4,574)
Other Income (Expense):
Gain (loss) on divestitures, net						(1,608)
Other						285
General and administrative						(453)
Transaction, reorganization, and separation						(67)
Financing costs, net						(413)
Net Income From Continuing Operations Before Income Taxes(2)						$(6,830)
Net Property and Equipment(2)	$19,507	$4,197	$5,141	$3,300	$9	$32,154
Total Assets(2)	$21,487	$4,728	$6,926	$4,480	$544	$38,165
Additions to Net Property and Equipment(2)	$7,006	$1,358	$1,293	$1,060	$8	$10,725

2013
Oil and gas production revenues(2)	$6,902	$1,224	$3,971	$2,728	$—	$14,825
Operating Expenses:
Depreciation, depletion, and amortization	2,690	510	880	976	1	5,057
Exploration	629	86	86	58	83	942
Asset retirement obligation accretion	94	49	—	68	—	211
Lease operating expenses	1,320	459	471	400	—	2,650
Gathering and transportation	84	155	42	7	—	288
Taxes other than income	335	45	8	384	—	772
Impairments	96	274	12	1,061	—	1,443
Operating Income (Loss)(2)	$1,654	$(354)	$2,472	$(226)	$(84)	3,462
Other Income (Expense):
Gain (loss) on divestitures, net						(1,231)
Other						(315)
General and administrative						(491)
Transaction, reorganization, and separation						(33)
Financing costs, net						(445)
Net Income From Continuing Operations Before Income Taxes(2)						$947
Net Property and Equipment(2)	$23,440	$6,300	$4,908	$5,064	$1	$39,713
Total Assets(2)	$25,488	$7,191	$7,761	$6,334	$487	$47,261
Additions to Net Property and Equipment(2)	$6,159	$1,065	$1,226	$1,078	$1	$9,529

(1)	Includes a noncontrolling interest in Egypt.

(2)	Prior year amounts have been recast to exclude discontinued operations.